CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Other Comprehensive Income / Loss	Accumulated Deficit	Total Symbid Corp. Stockholders' Equity	Noncontrolling Interest	Total Sharesholders' Equity
Beginning balance, value at Dec. 31, 2012	$ 26,733	$ 335,655	$ (7,705)	$ (771,580)	$ (416,897)	$ (27,816)	$ (444,713)
Beginning balance, shares at Dec. 31, 2012	26,733,356
Proceeds from the issuance of common stock, net of issuance costs, shares	3,198,414
Proceeds from the issuance of common stock, net of issuance costs	3,198	375,025			378,223		378,223
Issue of common stock, PPO, shares	3,098,736
Issue of common stock, PPO	3,098	1,180,126			1,183,224		1,183,224
Issue of common stock for services, shares	501,780
Issue of common stock for services	502	65,302			65,804		65,804
Non-cash conversion of Notes Payable, shares	736,450
Non-cash conversion of Notes Payable	736	84,945			85,681		85,681
Translation adjustment			(36,324)		(36,324)	(1,765)	(38,089)
Net loss				(1,230,180)	(1,230,180)	(30,016)	(1,260,196)
Ending balance, value at Dec. 31, 2013	34,268	2,041,052	(44,029)	(2,001,760)	29,531	(59,597)	(30,066)
Ending balance, shares at Dec. 31, 2013	34,268,736
Proceeds from the issuance of common stock, net of issuance costs, shares	2,754,794
Proceeds from the issuance of common stock, net of issuance costs	2,755	1,102,518			1,105,273		1,105,273
Issue of common stock for services, shares	208,570
Issue of common stock for services	209	97,011			97,220		(97,220)
Issuance of common stock for assets, shares	2,750,000
Issuance of common stock for assets	2,750	1,192,342			1,195,092		1,195,092
Cancellation of Gambitious and Equidam Escrow Shares	(8,300,000)
Cancellation of Gambitious and Equidam Escrow Shares, amount	(8,300)	8,300
Reclassification of warrants		123,569			123,569		123,569
Share Based compensation related to employee share based awards		159,479			159,479		159,479
Fortion Holding B.V. - Shares issued under Stratigic Alliance Agreement	1,500,000
Fortion Holding B.V. - Shares issued under Stratigic Alliance Agreement, amount	1,500	643,500			645,000		645,000
Translation adjustment			(134,493)		(134,493)	10,366	(124,127)
Net loss				(2,793,000)	(2,793,000)	(28,794)	(2,821,794)
Ending balance, value at Dec. 31, 2014	$ 33,182	$ 5,367,771	$ (178,522)	$ (4,794,760)	$ 427,671	$ (78,025)	$ 349,646
Ending balance, shares at Dec. 31, 2014	33,182,100